Property and Equipment (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Depreciation, Depletion and Amortization, Nonproduction	$ 223,996	$ 268,032	$ 903,291	$ 834,861